COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 11 — COMMITMENTS AND CONTINGENCIES

A.
The Company has entered into standby letters of credit agreements with banks and financial institutions relating to the guarantee of future performance on certain contracts. As of December 31, 2014, contingent liabilities on outstanding letter of credit agreements which expire after December 31, 2015 were approximately $0.9 million in the aggregate. The letters of credit are secured by $0.9 million in deposits to cover any potential payments under the guarantees.

B.
The Company operates from leased facilities in Israel, the United States, United Kingdom, Germany, India, Australia and Brazil. The leases for these facilities expire in the years 2015 through 2021. Minimum future rental payments, as of December 31, 2014 are as follows:

2015	$3,947
2016	2,218
2017	1,543
2018-2021	1,312
$9,020

Rent expense amounted to $4,104, $3,527 and $2,442 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company has a lease for approximately 61,500 square feet of office space in Petach Tikva, Israel. The Company has a lease for office space in Burlington, Massachusetts for approximately 25,000 square feet. The Company has a lease for office space in Burnham, United Kingdom for approximately 11,500 square feet. The Company has a lease for office space in Melbourne, Australia for approximately 10,000 square feet. The Company has a lease for office space in Gurgaon, India for approximately 22,000 square feet. The Company has a lease for office space in Irvine, California for approximately 9,000 square feet. The Company also has additional leased smaller offices in the United States, India and Brazil for approximately 24,000 square feet.

C.
From time to time, the Company is involved in various routine legal proceedings incidental to the ordinary course of the Company’s business. The Company does not believe that the outcome of these pending legal proceeding will have a material adverse effect on the Company's business or consolidated financial condition.